Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			3 Months Ended		6 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 17, 2020 $ / shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2020 EUR (€)
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	24,759	32,140
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares					1,861,826	1,861,826
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $					$ 100,000
Expense from share-based payment transactions with employees | €			€ 0.3	€ 0.2		€ 0.4	€ 0.3
Shares issued, price per share (in dollars per share) | $ / shares	$ 28.27	$ 21.78			$ 28.27